Common Stock and Preferred Stock (Tables)	9 Months Ended
Sep. 30, 2013
Equity [Abstract]
Company's Outstanding Convertible Preferred Stock Warrants

The following information summarizes the Company’s outstanding convertible preferred stock warrants:

Preferred Stock Warrants		Expiry Date	Number of shares	Fair Value at December 31, 2011	Fair Value at December 31, 2012
Preferred Stock	Issue Date
			(In thousands, except share amounts)
Series B	October 2007	October 2014	2,458	$4	$7
Series B	April 2008	October 2014	2,233	4	7
Series C	November 2010	November 2017	5,918	21	24
Series C	October 2011	November 2018	10,175	40	44
Series D	November 2011	November 2018	486,002	2,428	2,725
Series D	March 2012	March 2022	44,389	—	299
Series D	December 2012	December 2022	32,551	—	225
Series E	December 2012	December 2022	20,837	—	201

			604,563	$2,497	$3,532

Carrying Value of the Warrants to Purchase Shares of the Company's Preferred Stock

The following information summarizes the carrying value of the warrants to purchase shares of the Company’s preferred stock:

(In thousands)
Balance at December 31, 2009	$27
Issuance of preferred stock warrants	30
Warrant revaluation	(15)

Balance at December 31, 2010	42
Issuance of preferred stock warrants	2,528
Warrant revaluation	(73)

Balance at December 31, 2011	2,497
Issuance of preferred stock warrants	648
Warrant revaluation	387

Balance at December 31, 2012	$3,532